Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents
Cash and cash equivalents

6. Cash and cash equivalents

	December 31,	December 31,
	2020	2019
Cash at bank and on hand	18,695,040	26,889,923
Short term deposits in USD	—	4,646,880
Total cash and cash equivalents	18,695,040	31,536,803

Split by currency:

	December 31,	December 31,
	2020	2019
CHF	60.53%	64.31%
USD	38.70%	35.03%
EUR	0.63%	0.26%
GBP	0.14%	0.40%
Total	100.00%	100.00%

The Group pays interests on CHF cash and cash equivalents and earns interests on USD cash and cash equivalents. The Group invests its cash balances into a variety of current and deposit accounts with Swiss banks.

In addition, the Group invests a portion of its USD cash in line with its treasury guidelines. As of December 31, 2020, non-used funds received from Eurostars/Innosuisse amount to CHF 86,481 (note 16).

All cash and cash equivalents were held either at banks or on hand at December 31, 2020 and December 31, 2019.

Credit quality of cash and cash equivalents

The table below shows the cash and cash equivalents by credit rating of the major counterparties:

	December 31,	December 31,
External credit rating of counterparty	2020	2019
P‑1 / A‑1	18,694,883	31,536,646
Cash on hand	157	157
Total cash and cash equivalents	18,695,040	31,536,803

External credit ratings of counterparties were obtained from Moody’s (P‑1) or Standard & Poor’s (A‑1).